Convertible Notes	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 7 – Convertible Notes

From August through October 2013, the Company issued short-term convertible notes to various investors (the “Investors”) in the aggregated amount of $1.84 million. Such notes were convertible into ordinary shares of the Company based on a price per share of $7.45. On December 1, 2013, the Company and the Investors signed an amendment that changed the conversion price per share to $3.57. The amendment was in line with a negotiation held simultaneously with an investor, which resulted in an issuance of ordinary shares (see note 10.A.5), reflecting a price per share of $3.57. The shares were issued at a discount from the Company’s estimation regarding its own fair value due to the necessity of raising additional funds in order to finance its operational activity.

The Company applied the provisions of ASC 470-50, “Modifications and Extinguishments,” to account for debt modification. The Company first determined that the exchange was not considered a troubled debt, mainly due to the fact that no concession was granted by the creditor. Based on the provisions of ASC 470-50, the Company determined that the exchange resulted in an extinguishment of the old convertible notes and the issuance of new convertible notes.

The Company recorded the new convertible notes by its measured fair value. The difference between the fair value of the new convertible notes and the net carrying amount of the extinguished notes, approximately $2.9 million—was recorded in the statement-of- operations report as a financial expense for the year ended December 31, 2013.

The Company measured the fair value of the new convertible notes according to present value techniques that are commensurate with valuation techniques used in valuation of convertible notes, which includes the fair value of the loan and the fair value of the conversion feature.

The following assumptions were used for measuring the fair value of the new convertible notes: dividend yield of 0.00%; risk-free interest rate of 1.71%; expected life of five years; volatility rate of 70%; and a discount rate of 20%.

On December 10, 2013, upon request of the convertible-notes holders, the notes fully converted into 515,403 ordinary shares with a par value of NIS 0.01.

In December 2013, upon request of the convertible-notes holders, the Company converted all of its outstanding convertible notes into 1,026,432 ordinary shares with a par value of NIS 0.01 per share.